Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 712,129	$ 86,716
Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	254,049	327,309
Monetary Financial Liabilities	(249,587)	(319,663)
Derivatives	(1,291)
Net Position	3,170	7,646
US Dollar [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	250,862	320,180
Monetary Financial Liabilities	(248,914)	(318,396)
Derivatives	(1,291)
Net Position	656	1,784
Euro [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	2,943	6,643
Monetary Financial Liabilities	(623)	(1,211)
Net Position	2,320	5,432
Canadian Dollar [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	32	202
Monetary Financial Liabilities	(4)	(6)
Net Position	27	196
Real [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	39	51
Net Position	39	51
Swiss franc [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	89	78
Monetary Financial Liabilities	(32)	(45)
Net Position	57	33
Others [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	85	155
Monetary Financial Liabilities	(14)	(5)
Net Position	$ 71	$ 150